Leases (Tables)	12 Months Ended
Sep. 30, 2020
Leases [Abstract]
Lease liabilities and right-of-use assets (in thousands)
Asset (Liability)
Balance
September 30, 2020
Right-of-use assets	$2,964
Lease liabilities, current	$(1,065)
Lease liabilities, long-term	$(2,073)

Lease liability calculations assumptions
	September 30, 2020
	Weighted-average	Weighted-average
	Remaining lease term	Discount rate
Revenue equipment and other leases	2.9 years	3.50%
Real estate leases	3.4 years	3.25%

Future minimum annual lease payments for assets under operating leases (in thousands)
Fiscal Year	Total
2021	1,153
2022	987
2023	797
2024	295
2025	7
Thereafter	—
Total future minimum lease payments	$3,239
Less: Imputed interest	(257)
Present value of operating lease liabilities	$2,982